Taxation - Summary of Tax Receivables and Payables (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Income Tax Payables And Receivables [Abstract]
Income taxes	$ 3,990	$ 4,062
Sales taxes, excise duties and similar levies	3,507	3,188
Total	$ 7,497	$ 7,250